Stockholders' Deficit (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%
Expected volatility	232.00%
Risk free interest rates	2.47%
Weighted average fair value of options at grant date (in dollars per share)	$ 0.3400	$ 0.0597
Minimum [Member]
Expected life (years)	5 years 6 months	5 years 2 months 12 days
Expected volatility		80.00%
Risk free interest rates		3.10%
Maximum [Member]
Expected life (years)	6 years 9 months	10 years
Expected volatility		275.00%
Risk free interest rates		3.33%